NOTE 5 RUBY MINE ACQUISITION (Details) (USD $)	12 Months Ended					3 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended							24 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Interest as of April 1, 2013 [Member] Ruby Development Company [Member]	Mar. 31, 2011 Warrant at $0.02 [Member] Ruby Development Company [Member]	Dec. 31, 2010 Warrant at $0.02 [Member] Ruby Development Company [Member]	Jun. 30, 2011 Warrant at $0.10 [Member] Ruby Development Company [Member]	Dec. 31, 2011 Warrant at $0.10 [Member] Ruby Development Company [Member]	Dec. 31, 2010 Common Stock Issued in Acquisition [Member] Ruby Development Company [Member]	Dec. 31, 2012 Warrants at $0.09 [Member] Ruby Development Company [Member]	Dec. 31, 2013 Ruby Development Company [Member]	Dec. 31, 2012 Ruby Development Company [Member]	Dec. 31, 2011 Ruby Development Company [Member]	Dec. 31, 2010 Ruby Development Company [Member]	Dec. 31, 2011 Ruby Development Company [Member]	Dec. 31, 2013 Ruby Development Company [Member]	Dec. 31, 2012 Ruby Development Company [Member]	Dec. 31, 2011 Ruby Development Company [Member]
NOTE 5 RUBY MINE ACQUISITION (Details) [Line Items]
Business Acquisition, Purchase Price, Cash and Non-Cash Consideration															$ 2,500,000
Exercise of Purchase Option Payment														85,000
Payments to Acquire Business, Cash and Non-Cash Consideration																510,000
Payments to Acquire Businesses, Gross														277,006	82,994	360,000
Stock Issued During Period, Shares, Acquisitions (in Shares)																10,000,000
Stock Issued During Period, Value, Acquisitions																150,000
Other Notes Payable, Current	627,101	1,774,822												1,990,000		1,990,000	1,832,638	1,774,822
Class of Warrants or Rights Granted (in Shares)	4,000,000	4,800,000	2,250,000	13,000,000							2,000,000	4,000,000	2,000,000	2,000,000	10,000,000
Warrants, Term of Warrants												5 years	5 years	5 years	5 years
Debt Instrument, Face Amount																			1,990,000
Debt Instrument, Interest Rate, Stated Percentage					6.00%														3.00%
Mine Reclamation and Closing Liability, Noncurrent														171,618		171,618
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt														2,500		2,500
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable							149,896		219,940	150,000
Warrants, Fair Value of Warrants, Granted						$ 2,519		$ 219,940			$ 175,047
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)											$ 0.09